Other Income - Other Expense	12 Months Ended
Dec. 31, 2018
OTHER INCOME [Abstract]
OTHER INCOME- OTHER EXPENSE

NOTE 22: OTHER INCOME – OTHER EXPENSE

During the years ended December 31, 2018, 2017 and 2016, taxes other-than-income taxes of Navios Logistics amounted to $7,056, $9,018, and $9,740, respectively, and were included in the statements of comprehensive (loss)/income within the caption “Other expense”.

In March 2016, the Company agreed with a charterer for the early redelivery of one of its vessels in exchange for $13,000 in cash and settlement of outstanding claims payable to the charterer amounting to $1,871. The total amount of $14,871 was included in the statement of comprehensive (loss)/income within the caption “Other income”.